Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000072944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	$ 9,425		$ 9,425	$ 11,156	$ 13,092	$ 12,090	$ 12,325	$ 15,585	$ 14,165	$ 16,295	$ 19,527	$ 22,053
C000072947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,027	11,899	13,999	12,958	13,247	16,790	15,297	17,642	21,194	24,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		11,169	12,974	15,545	15,933	19,518	25,812	22,466	25,926	32,822	38,151
Equity Long Short Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equity Long/Short Blended Benchmark
Accumulated Value	$ 10,000		$ 10,831	$ 12,056	$ 13,758	$ 14,146	$ 16,467	$ 20,078	$ 18,315	$ 20,572	$ 24,711	$ 27,866
Lipper Alternative Long Short Equity Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Alternative Long/Short Equity Funds Classification Average